UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: September 30, 2007"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  November 14, 2007. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			14

"Form13F Information Table Value Total:     $557,112 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
DOUGLAS EMMETT INC COM		25960P109 18,566    750,731SH	SOLE	   750,73
MELLANOX TECHNOLOGIES LTD SHS	M51363113 562        28,786SH	SOLE	   28,786
ARUBA NETWORKS INC COM		043176106 506        25,280SH	SOLE	   25,280
VIA PHARMACEUTICALS INC COM	92554T103 95         26,639SH   SOLE       25,639
ISHARES TR RUSSELL 2000 INDEX	464287655 12,324    153,935SH	SOLE	  153,935
ISHARES TR S&P 500 INDEX FD	464287200 8,375      54,751SH	SOLE	   54,751
ISHARES TR MSCI EMERGING MKTS	464287234 95,941    641,958SH	SOLE	  641,958
TR MSCI EAFE INDEX FD 		464287465 398,657 4,826,940SH	SOLE    4,826,940
ACCURAY INC DEL COM             004397105 6,955     323,400SH   SOLE      323,400
CURRENT LOGIC SYSTEMS           231991118 63         67,738SH   SOLE       67,738
CORCEPT THERAPEUTICS INC        218352102 233        47,619SH   SOLE       47,619
OMNITURE INC COM                69331C108 443        14,600SH   SOLE       14,600
INFINERA CORP COM               45667G103 2,012      99,866SH   SOLE       99,866
DATA DOMAIN INC COM             23767P109 12,380    400,001SH   SOLE      400,001